Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2026
Other Current Assets [Abstract]
Schedule of Other Current Assets
	As of March 31,
	2025	2026	2026
	S$	S$	US$

Deposits	117,429	70,156	54,413
Prepayments	92,754	1,852,090	1,436,481
Interest receivables	9,729	22,172	17,197
Other receivables	54,255	31,281	24,261
	274,167	1,975,699	1,532,352